Label	Element	Value
Pacer Swan SOS Conservative (January) ETF | SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $6.45 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	104.80%
Pacer Swan SOS Conservative (January) ETF | SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $556.78 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.20%
Pacer Swan SOS Conservative (January) ETF | SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $410.26 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.10%)
Pacer Swan SOS Conservative (January) ETF | SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $659.01 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(5.50%)
Pacer Swan SOS Conservative (January) ETF | Purchased Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	105.00%
Pacer Swan SOS Conservative (January) ETF | Written Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(5.60%)
Pacer Swan SOS Conservative (January) ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.60%